Annual Total Returns (Vanguard Mid-Cap Index Fund - Admiral Shares Participant:) (Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Annual Total Return
2014	13.76%
2013	35.15%
2012	15.99%
2011	(1.97%)
2010	25.59%
2009	40.48%
2008	(41.78%)
2007	6.17%
2006	13.69%
2005	14.04%